Finance Expense, Net (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2016 MXN ($) $ / $	Dec. 31, 2015 USD ($) $ / $	Dec. 31, 2015 MXN ($) $ / $
Finance Expense, Net
Interest expense	$ (9,245,671)	$ (8,497,919)		$ (6,239,387)
Foreign exchange loss, net		(2,490,296)		(2,426,011)
Other finance expense, net		(43,370)
Finance expense	(9,245,671)	(11,031,585)		(8,665,398)
Interest income	2,268,711	1,499,473		1,027,758
Foreign exchange gain, net	768,923
Other finance income, net	903,204			7,514,784
Finance income	3,940,838	1,499,473		8,542,542
Finance expense, net	(5,304,833)	$ (9,532,112)		$ (122,856)
Fees for the prepayment of Senior Notes due 2018	$ 158,496
Foreign exchange rate | $ / $	19.7051	20.6356	17.2160	17.2160
Changes in fair value from embedded derivative				$ 409,196
Adjustments for reclassifications from accumulated other comprehensive income				5,262,577
Reclassification adjustments of changes in fair value available-for-sale financial assets				4,718,175
Reclassification adjustment				544,402
Proceeds from conversion of debentures into warrants			$ 135.1	2,194,981
Interest income from convertible debentures				$ 142,010